[GRAPHICS OMITTED]

WARBURG PINCUS FUNDS
PART OF CREDIT SUISSE ASSET MANAGEMENT

                                   SEMIANNUAL
                                     REPORT

                                  JUNE 30, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                                CASH RESERVE FUND

                                    (BULLET)

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND


More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor to the Funds, is located at 466 Lexington Ave., New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  August 4, 2000
Dear Shareholder:

   The economy continued to expand at a rapid pace during most of the first half of the year. The Federal Reserve responded to this growth by increasing the federal funds target by 25 basis points in February and again in March and by 50 basis points in May. The tightening of monetary policy left the federal funds target at 6.50% at the end of June. The Fed, however, did not raise the federal funds target at its June meeting because of a series of economic releases in that month that seemed to indicate that the economy may be slowing. As the second quarter came to a close, market participants wondered whether the economy was merely pausing from its robust growth trend or was, in fact, proceeding toward a more meaningful slowdown.

   The annualized yield for Warburg Pincus Cash Reserve Fund (the "Fund") for the seven-day period ended June 30, 2000 was 6.18% (6.08% without waivers and/or reimbursements), up from 5.18% for a similar seven-day period ended December 31, 1999. Net assets declined to $446.3 million from $464.1 million six months ago. The Fund's average weighted maturity on June 30, 2000 was extended to 45 days, compared with 33 days on December 31, 1999.

   The Fund will continue to emphasize the highest-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.



Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  August 4, 2000
Dear Shareholder:

   New York State's strong economic base continues to improve the State's financial performance. The State's private sector employment reached an all-time high, increasing 2.1% from May, 1999 to May, 2000 with the employment growth being particularly strong in the service sector. Each component industry experienced year-over-year gains except hospitals. The private sector job growth was up 1.4% year-over-year. As of May, 2000, the unemployment rate was 4.6%, a bit higher relative to the 4.1% national rate, but lower than May, 1999's 5.2%. The State's substantial wealth and resources have resulted in surplus operations in each of the past five fiscal years.

   New York City's economy continues to expand. Payroll jobs increased 2.6% in first quarter 2000, bringing the City's employment to record levels. The growth in personal income, business and property taxes reflect the City's economic strength and have produced revenues above budgeted levels, despite recent tax cuts. The City, like the State, has made substantial strides but continues to face formidable budgetary hurdles in both its operating and capital plans.

   Assets for Warburg Pincus New York Tax Exempt Fund peaked in February at just over $200 million, but dropped to $174.3 million in May, in part due to tax-related redemptions. Over half the Fund was invested in highly liquid, variable rate demand notes to meet such redemptions. The average weighted maturity dropped to 25 days, as June approached, providing room to extend the Fund as a new note season increases the supply of longer dated securities. The Fund's seven-day effective yield was 3.83% as of the seven-day period ended June 30, 2000.

   The Fund seeks to continue to provide investors with a high level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.



Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

   A PORTION OF INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        RATINGS 1
   PAR                                                (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   ---                                               ---------------    --------      ------    ------------
CERTIFICATES OF DEPOSIT (3.4%)
DOMESTIC CERTIFICATES OF DEPOSIT (3.4%)
 $15,000,000    Wilmington Trust Co.
                (Cost $15,011,920)                      (A-1, P-1)       11/30/00      7.070    $ 15,011,920
                                                                                                ------------
COMMERCIAL PAPER (70.2%)
ASSET BACKED SECURITIES (16.7%)
  20,000,000    Dorada Finance Inc.                     (A-1+, P-1)      08/31/00      6.700      19,772,944
  20,000,000    Edison Asset Securitzation LLC          (A-1+, P-1)      08/28/00      6.580      19,787,978
  15,264,000    Fairway Finance Ltd. 4-2                (A-1, P-1)       09/14/00      6.640      15,052,848
  20,000,000    Newcastle Certificate Program Ecn       (A-1+, P-1)       08/28/00       6.65      19,785,722
                                                                                                ------------
                                                                                                  74,399,492
                                                                                                ------------
BANKS (27.6%)
  18,000,000    Banco Santander Puerto Rico             (A-1, P-1)       07/13/00      6.570      17,960,580
  15,000,000    Citibank Capital Markets Asset          (A-1+, P-1)      07/05/00      6.620      14,988,967
  18,000,000    Forrestal Funding Master Trust          (A-1+, P-1)      09/15/00      6.620      17,748,440
  18,000,000    National City Credit Corp.              (A-1, P-1)       08/23/00      6.570      17,825,895
  15,000,000    Svenska Handelsbanken, Inc.             (A-1, P-1)       11/06/00      6.630      14,646,400
  20,000,000    Swedbank                                (A-1, P-1)       08/21/00      6.630      19,812,150
  20,000,000    UBS Finance (Delaware), Inc.            (A-1+, P-1)      07/05/00      6.900      19,984,667
                                                                                                ------------
                                                                                                 122,967,099
                                                                                                ------------
PAPERBOARD MILLS (4.5%)
  20,000,000    Sonoco Products Co.                     (A-1, P-1)       07/05/00      6.900      19,984,667
                                                                                                ------------
PERSONAL CREDIT INSTITUTIONS (4.4%)
  20,000,000    General Motors Acceptance Corp.         (A-1, P-1)       08/15/00      6.640      19,834,000
                                                                                                ------------
PRIMARY PROD. OF ALUMINUM (4.4%)
  20,000,000    Alcoa, Inc. Ecn                         (A-1, P-1)       09/19/00      6.650      19,704,444
                                                                                                ------------
SECURITY BROKERS & DEALERS (4.5%)
  20,000,000    Goldman Sachs Group, Inc.               (A-1+, P-1)      07/05/00      6.570      19,985,400
                                                                                                ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (4.5%)
  20,000,000    General Electric Capital International  (A-1+, P-1)      07/06/00      6.580      19,981,722
                                                                                                ------------
TELEPHONE COMMUNICATIONS (3.6%)
  17,000,000    British Telecommunication PLC           (A-1+, P-1)      02/12/01      6.670      16,288,163
                                                                                                ------------
                TOTAL COMMERCIAL PAPER
                (Cost $313,144,987)                                                              313,144,987
                                                                                                ------------

                See Accompanying Notes to Financial Statements.

                                       3

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        RATINGS 1
   PAR                                                (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   ---                                               ---------------    --------      ------    ------------
VARIABLE RATE OBLIGATIONS (11.2%)
SECURITY BROKERS & DEALERS (4.5%)
 $20,000,000    Merrill Lynch & Co., Inc. 2             (A-1+, P-1)      07/11/00      6.240    $ 19,996,856
TELECOMMUNICATIONS & EQUIPMENT (6.7%)
  30,000,000    AT&T Corp.2                             (A-1+, P-1)      07/13/00      6.240      29,999,605
                                                                                                ------------
                TOTAL VARIABLE RATE OBLIGATIONS
                (Cost $49,996,461)                                                                49,996,461
                                                                                                ------------
TIME DEPOSITS (13.4%)
  20,000,000    Amsouth Bank                            (A-1, P-1)       07/03/00      7.063      20,000,000
  20,000,000    Bank Austria                            (A-1+, P-1)      07/03/00      7.000      20,000,000
  20,000,000    Firstar Bank NA                         (A-1, P-1)       07/03/00      7.000      20,000,000
                                                                                                ------------
               TOTAL TIME DEPOSITS
                (Cost $60,000,000)                                                                60,000,000
                                                                                                ------------
REPURCHASE AGREEMENTS (2.1%)
   9,500,000    Repurchase Agreement with Morgan Stanley & Co.
                dated 06/30/2000 at 6.875% to be repurchased on
                07/03/2000 at $9,505,442. (Collateralized by
                $9,880,671 U.S. Treasury Principal Strip Notes,
                due from 08/15/2002 to 02/15/2008 with a market
                value of $10,078,285.)                                   07/03/00      6.875       9,500,000
                                                                                                ------------
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $447,653,368)3                                        $447,653,368

LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                                                      (1,360,869)
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $446,292,499
                                                                                                ============
                     Average Weighted Maturity -- 44.55 days

--------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
2 The interest  rate shown is as of June 30, 2000 and the  maturity  date is the next interest readjustment date.
3 Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      RATINGS 1
   PAR                                                              (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   ---                                                             ---------------  --------      ------    ----------
MUNICIPAL BONDS (99.5%)
NEW YORK (90.1%)
 $1,415,000  Auburn IDA Revenue Bond Series 1997 (Fat Tire,
               LLC Project) (Key Corp. Bank N.A. LOC) VRDN 2           (NR, NR)     07/07/00       4.950  $  1,415,000
  1,000,000  Chautauqua County IDA Series 1985
               (The Red Wing Co., Inc.) (Wachovia Bank of
               GA LOC) VRDN2                                           (NR, Aa2)    07/07/00       4.800     1,000,000
  1,600,000  City of New York Transitional Finance Authority
               Series 1999B-1 DN (Morgan Guaranty
               Trust LOC)                                           (A-1+, VMIG-1)  07/07/00       4.500     1,600,000
  4,500,000  Clinton County, New York BAN                              (NR, NR)     07/28/00       4.000     4,501,442
  1,000,000  Clinton County, New York BAN                              (NR, NR)     09/22/00       4.125     1,000,862
  1,540,000  Harrison NY                                               (NR, NR)     10/05/00       4.125     1,541,653
  2,045,000  Lancaster, IDA Revenue Bond
               (1997 Jiffy-Tite Co., Inc. Project) (Key Corp.
               Bank N.A. LOC                                           (NR, NR)     07/07/00       4.950     2,045,000
  2,100,000  Long Island Power Authority DN
               (MBIA Insurance)                                     (A-1+, VMIG-1)  07/07/00       4.400     2,100,000
  9,900,000  Long Island Power Authority Electric System
               Subordinated RB (ABM - AMRO Bank
               N.V. LOC)                                            (A-1+, VMIG-1)  07/07/00       4.400     9,900,000
  3,600,000  Long Island Power Authority NY (Bayerische
               Landesbank Girozentrale LOC) VRDN 2                  (A-1+, VMIG-1)  07/07/00       4.400     3,600,000
  1,690,000  Monroe County, New York IDA (Windsor
                 Manufacturing Co. Inc. Project) 1999
                 (Key Corp. Bank N.A. LOC)                             (NR, NR)     07/06/00       4.950     1,690,000
  2,000,000  Monroe County, New York IDA Revenue Bond
               Series 1984 (Electronic Navigational
               Industries Inc. Facilities)                             (AA+, NR)    07/01/00       3.450     2,000,000
    780,000  Monroe County, New York IDA Series B
              (JMT Properties) VRDN 2                                 (P-1, P-1)    07/07/00       4.400       780,000
  1,000,000  New York City Eagle Tax Exempt (Escrowed to
               Maturity in U.S. Treasuries) VRDN 2                    (A-1C+, NR)   07/07/00       4.840     1,000,000
  5,000,000  New York City General Obligation                        (A-1, VMIG-1)  08/15/00       4.100     5,000,000
  2,800,000  New York City General Obligation                       (A-1+, VMIG-1)  07/12/00       4.100     2,800,000
  1,400,000  New York City General Obligation Bonds
               (Morgan Guaranty LOC)                                (A-1+, VMIG-1)  07/07/00       4.600     1,400,000
    800,000  New York City General Obligation Bonds
               Series 1996J-3 (Morgan Guaranty Trust LOC)           (A-1+, VMIG-1)  07/05/00       4.650       800,000
  1,200,000  New York City General Obligation DN 1994
               Series A10                                           (A-1+, VMIG-1)  07/01/00       4.750     1,200,000
  1,200,000  New York City General Obligation
               Series 1992 D (FGIC Insurance LOC) VRDN 2            (A-1+, VMIG-1)  07/07/00       4.600     1,200,000

                See Accompanying Notes to Financial Statements.

                                       5

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      RATINGS 1
   PAR                                                              (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   ---                                                             ---------------  --------      ------    ----------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $  700,000  New York City General Obligation Series 1993
               Subseries A-10 VRDN 2                                (A-1+, VMIG-1)  07/03/00       4.750  $    700,000
  2,180,000  New York City General Obligation
               Series 1995 F-4 (Hessen LOC) VRDN 2                  (A-1+, VMIG-1)  07/07/00       4.650     2,180,000
  1,470,000  New York City Health & Hospital Corporation
               Municipal Bond (Bank of New York LOC)                (A-1+, VMIG-1)  07/05/00       4.400     1,470,000
  1,155,000  New York City Health & Hospitals Health System
               Revenue Bond Series 1997 C
               (Toronto-Dominion Bank LOC) VRDN 2                   (A-1+, VMIG-1)  07/07/00       4.350     1,155,000
  6,900,000  New York City Housing Dev. Corp. Multi-Family
               Rental Housing Revenue Bond (Monterey)
               1997 Ser. A VRDN 2                                     (A-1+, NR)    07/07/00       4.400     6,900,000
  2,150,000  New York City Housing Development Corp.
               E 17th St Daily DN (Chemical Bank LOC)                 (A-1+, NR)    07/01/00       4.550     2,150,000
  1,200,000  New York City Housing Development Corp.
               Multi-Family Mortgage Revenue Bond
               Series 1989 A (Queenswood Apartments)
               (National City Bank of Cleveland LOC) VRDN 2          (NR, VMIG-1)   07/07/00       4.600     1,200,000
  1,100,000  New York City Housing Development Corp.
               Multi-Family Rental Housing Revenue Bond
               Series 1999 A (West 43rd Street Development)
               (Federal National Mortgage Association LOC)             (NR, AAA)    07/05/00       4.650     1,100,000
    200,000  New York City Housing Development Corp.
               Multi-Housing Revenue Bond Series 1997 A
               (Columbus Green) (Federal National Mortgage
               Association LOC) VRDN2                                  (A-1+, NR)   07/07/00       4.400       200,000
  4,900,000  New York City Housing Development Corporation
               (Columbus Apartments Project) Series A
               (Federal National Mortgage Association) VRDN 2          (A-1+, NR)   07/05/00       4.400     4,900,000
    150,000  New York City Municipal Finance Authority Water
               and Sewer System Series 1995 A VRDN 2                (A-1+, VMIG-1)  07/01/00       4.750       150,000
  2,200,000  New York City Trust For Cultural Resources
               (Carnegie Hall) VRDN2 (Dai-Ichi Kangyo LOC)          (A-1+, VMIG-1)  07/07/00       4.500     2,200,000
  5,500,000  New York General Obligation                            (A-1+, VMIG-1)  07/18/00       4.180     5,500,000
  5,000,000  New York General Obligation                            (A-1+, VMIG-1)  08/15/00       4.230     5,000,000
  5,200,000  New York Housing Dev. Corp. Multifamily Rental
               Housing Revenue Bond Related - Carnegie
               Park (Federal National Mortgage Assoc. LOC)            (A-1+, NR)    07/07/00       4.400     5,200,000
  1,800,000  New York Local Government Assistance Corp.
               (Societe Generale LOC) VRDN 2                        (A-1+, VMIG-1)  07/07/00       4.400     1,800,000
    200,000  New York Local Government Assistance Corp.
               Series 1994-B (Credit Suisse LOC) VRDN 2             (A-1+, VMIG-1)  07/07/00       4.350       200,000

                See Accompanying Notes to Financial Statements.

                                       6

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      RATINGS 1
   PAR                                                              (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   ---                                                             ---------------  --------      ------    ----------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $2,000,000  New York Local Government DN/ (Union Bank
               of  Switzerland  LOC)                                (A-1+, VMIG-1)  07/07/00       4.350  $  2,000,000
  1,600,000  New York NY DN (Kredietbank  LOC)                       (A-1+,  NR)    07/07/00       4.850     1,600,000
  3,700,000  New York St Hfa - Tribeca (Federal National
               Mortgage Assoc. LOC)                                  (NR, VMIG-1)   07/07/00       4.450     3,700,000
    300,000  New York State Dormitory Authority
               (Cornell University) VRDN 2                          (A-1+, VMIG-1)  07/01/00       4.450       300,000
  1,000,000  New York State Dormitory Authority
               Metropolitan Museum of Art Revenue Bond
               Series 1993 B VRDN 2                                 (A-1+, VMIG-1)  07/07/00       4.300     1,000,000
    540,000  New York State Dormitory Authority Revenue
               Bond (Beverwyck Inc.) (Banque Paribas LOC)
               VRDN 2                                                (A-1, VMIG-1)  07/07/00       4.750       540,000
  1,000,000  New York State Dormitory Authority Revenue
               Bond (Rockefeller University)                        (A-1+, VMIG-1)  07/07/00       4.350     1,000,000
    300,000  New York State Energy Research & Dev. Auth.
               Ser. 1987 B PCR (Niagara Mohawk) DN /
               (Morgan Guaranty LOC)                                   (A-1+, NR)   07/01/00       4.800       300,000
  6,000,000  New York State Energy Research & Development
               Authority New York State Electric & Gas
               Series 1985 A (Morgan Guaranty LOC)                    (A-1+, Aa3)   03/15/01       4.200     6,000,000
  5,400,000  New York State Energy Research & Development
               Authority  Pollution Control Revenue Bond
               (New York State Electric & Gas Corporation
               Project) Series 1994D-2 (NBD Bank Corp. LOC) VRDN 2  (A-1+, VMIG-1)  07/01/00       4.550     5,400,000
  2,290,000  New York State Housing Finance Agency
               Series A (Mount Sinai School Of Medicine)
               (Sanwa Bank LOC) VRDN 2                               (NR, VMIG-1)   07/07/00       4.550     2,290,000
  2,200,000  New York State Housing Finance Agency
               Revenue Bond Series 1998 A (Fleet National
               Bank NA LOC)                                         (A-1+, VMIG-1)  07/07/00       4.700     2,200,000
  3,470,000  New York State Housing Finance Agency
               Series 1991 (Normandie Court Project)
               (Society General LOC) VRDN 2                         (A-1+, VMIG-1)  07/07/00       4.450     3,470,000
  4,800,000  New York State Housing Finance Agency
               Union Square South Housing Revenue Bonds
               1996 Series A VRDN 2                                    (VMIG-1)     07/07/00       4.400     4,800,000
  6,100,000  New York State Power Authority                           (A-1, P-1)    08/15/00       4.050     6,100,000
  2,300,000  New York State Power Authority                           (A-1, P-1)    08/07/00       4.100     2,300,000
  2,300,000  New York State Power Authority (Bank of
               Nova Scotia LOC)                                       (A-1, P-1)    07/14/00       3.850     2,300,000

                See Accompanying Notes to Financial Statements.

                                       7

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      RATINGS 1
   PAR                                                              (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   ---                                                             ---------------  --------      ------    ----------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $2,000,000  New York State Power Authority VRDN 2                  (A-1, VMIG-1)   07/07/00       4.000   $ 2,000,000
  1,000,000  Newark Central School District BAN                        (NR, NR)     01/26/01       4.625     1,002,655
  1,410,000  Onondaga County IDA Revenue Bond
               Series 1998 (Plainville Turkey Farm, Inc.
               Project) (Key Corp. Bank N.A. LOC) VRDN 2               (NR, NR)     07/07/00       4.950     1,410,000
  2,865,000  Onondaga County Industrial Development
               Agency RB (Midstate Printing Corp. Project)
               Series 2000 (Key Corp. Bank N.A. LOC)                   (NR, NR)     07/07/00       4.950     2,865,000
  3,915,000  Oswego, County Of, IDA Revenue Bond
               (Crysteel Manufacturing, Inc. Project)
               (Key Corp. Bank N.A. LOC) VRDN 2                        (NR, NR)     07/07/00       4.950     3,915,000
  2,560,000  Port Authority New York and New Jersey RB
               Series 2000 DN (MBIA Insurance LOC)                   (NR, VMIG-1)   07/07/00       4.840     2,560,000
  5,240,000  Rensselear County, New York Series A BAN                  (NR, NR)     08/02/00       4.000     5,241,990
  2,000,000  Rochester New York Municipal Bond                        (AAA, Aaa)    10/01/00       5.000     2,005,846
  1,416,800  South Colonie New York Central School District            (NR, NR)     09/22/00       4.125     1,418,021
  1,000,000  Southwestern Central School District New York             (NR, NR)     12/08/00       4.250     1,001,046
  1,000,000  St. Lawrence County IDA Environmental
               Facilities Revenue Bond Series 1998 A
               (Aluminum Co. of America Project) VRDN 2                 (A+, NR)    07/07/00       4.720     1,000,000
  1,600,000  St. Lawrence County IDA Environmental
               Improvement Revenue Bond (Reynolds
               Metals Co.) (Royal Bank of Canada LOC) VRDN 2          (A-1+, Aa2)   07/07/00       4.900     1,600,000
  5,900,000  Suffolk County Water Authority BAN
               (Bank of Nova Scotia LOC)                              (NR, VMIG-1)  07/07/00       4.550     5,900,000
  1,500,000  Town of Babylon IDA Series 1994 (J. D'addario
               & Co., Inc. Project) (National Westminster
               LOC) VRDN 2                                            (NR, VMIG-1)  07/07/00       4.750     1,500,000
    500,000  Triborough Bridge & Tunnel Authority NY                  (A+, #AAA)    01/01/01       7.000       510,711
  1,500,000  Triborough Bridge & Tunnel Authority NY
               (Westdeutsche Landesbank Gironzentrale
               LOC)                                                 (A-1+, VMIG-1)  07/07/00       4.250     1,500,000
  2,150,000  Ulster  County IDA Revenue  Bond  Series 1998 A
               (Viking  Industries, Inc. Project) (Key Corp.
               Bank N.A. LOC) VRDN 2                                   (NR, NR)     07/07/00       4.950     2,150,000
                                                                                                          ------------
             TOTAL NEW YORK (Cost $171,459,226)                                                            171,459,226
                                                                                                          ------------
PUERTO RICO (9.4%)
  8,500,000  Puerto Rico Electric Power Authority DN
               (Societe Generale LOC)                                 (A-1+, NR)    07/07/00       4.450     8,500,000
  4,400,000  Puerto Rico Government Development Bank
               (Credit Suisse LOC)                                  (A-1+, VMIG-1)  07/07/00       4.600     4,400,000

                See Accompanying Notes to Financial Statements.

                                       8


WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      RATINGS 1
   PAR                                                              (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   ---                                                             ---------------  --------      ------    ----------
MUNICIPAL BONDS (CONT'D)
PUERTO RICO (cont'd)
 $1,700,000  Puerto Rico Industrial Medical Health Education
               and Environmental PCR (Anna G. Mendez
               Project) DN / (Lloyds Bank International LOC)           (A-2, NR)    07/07/00       4.550  $  1,700,000
  3,300,000  Puerto Rico Industrial, Tourist, Education,
               Medical, and Environmental Control Finance
               Authority Revenue Bond Series 1998
               (Anna G. Mendez University System
               Project) (Banco de Santander)                           (A-1, NR)    07/07/00       4.350  $  3,300,000
                                                                                                          ------------
             TOTAL PUERTO RICO (Cost $17,900,000)                                                           17,900,000
                                                                                                           ------------
             TOTAL MUNICIPAL BONDS (Cost $189,359,226)                                                     189,359,226
                                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $189,359,226)3                                                    189,359,226

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                                                   952,711
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $190,311,937
                                                                                                          ============
                     Average Weighted Maturity -- 24.96 days

                           INVESTMENT ABBREVIATIONS
                        BAN = Bond Anticipation Note
                        IDA = Industrial Development Agency
                        LOC = Letter of Credit
                         NR = Not Rated
                        RAN = Revenue Anticipation Note
                        TAN = Tax Anticipation Note
                       VRDN = Variable Rate Demand Note
-------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
2 The interest rate shown is as of June 30, 2000 and the maturity date is the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
3 Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

WARBURG  PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS  OF ASSETS AND  LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                  CASH RESERVE       NEW YORK
                                                      FUND       TAX-EXEMPT FUND
                                                  ------------   ---------------
ASSETS
    Investments at value (Cost $447,653,368 and
      $189,359,226, respectively)                 $447,653,368     $189,359,226
    Interest receivable                                793,491        1,573,082
    Cash                                                71,733           32,505
    Other assets                                        25,187               55
                                                  ------------     ------------
      TOTAL ASSETS                                 448,543,779      190,964,868
                                                  ------------     ------------
LIABILITIES
    Dividend payable                                 2,016,006          547,179
    Accrued expenses payable                           235,215          105,752
    Other liabilities                                       59                0
                                                  ------------     ------------
      TOTAL LIABILITIES                              2,251,280          652,931
                                                  ------------     ------------
                                                  $446,292,499     $190,311,937
                                                  ============     ============
NET ASSETS
    Capital Stock, $.001 Par Value                     446,437          190,325
    Paid-in Capital                                445,989,347      190,125,889
    Accumulated net realized loss from
      security transactions                           (143,285)          (4,277)
                                                  ------------     ------------
                                                  $446,292,499     $190,311,937
                                                  ============     ============
NET ASSET VALUE
    Net assets                                     446,292,499      190,311,937
    Shares outstanding                             446,436,401      190,325,056
    Net asset value, offering price and
      redemption price per share                         $1.00            $1.00
                                                         =====            =====

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                  CASH RESERVE       NEW YORK
                                                      FUND       TAX EXEMPT FUND
                                                  ------------   ---------------
INTEREST INCOME:                                  $13,642,427      $3,564,384
                                                  -----------      ----------
EXPENSES:
    Investment advisory fees                          553,212         234,485
    Sub-investment advisory fees                      553,511         234,804
    Administration fees                               221,285          93,794
    Transfer agent fees                                70,036          15,999
    Blue Sky fees                                      24,890           3,738
    Custodian fees                                     21,993          14,522
    Printing fees                                      18,839           9,065
    Legal fees                                         13,658          10,575
    Audit fees                                         11,253           9,161
    Directors fees                                      6,905           6,692
    Insurance expense                                   1,060             513
    Registration fees                                       0           6,096
    Miscellaneous expense                               1,262           2,173
                                                  -----------      ----------
                                                    1,497,904         641,617
                                                  -----------      ----------
    Less: fees waived, expenses reimbursed
      and transfer agent fee offsets                 (280,838)       (125,749)
                                                  -----------      ----------
      Total expenses                                1,217,066         515,868
                                                  -----------      ----------
       Net investment income                       12,425,361       3,048,516
                                                  -----------      ----------
NET REALIZED GAIN FROM INVESTMENTS
    Net realized gain from security
      transactions                                        413               0
                                                  -----------      ----------
      Net increase in net assets
        resulting from operations                 $12,425,774      $3,048,516
                                                  ===========      ==========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        CASH RESERVE FUND                  NEW YORK TAX EXEMPT FUND
                                               -----------------------------------     -------------------------------
                                                FOR THE SIX            FOR THE          FOR THE SIX         FOR THE
                                                MONTHS ENDED          YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                JUNE 30, 2000        DECEMBER 31,      JUNE 30, 2000      DECEMBER 31,
                                                 (UNAUDITED)            1999            (UNAUDITED)          1999
                                               ---------------     ---------------     -------------     -------------
FROM OPERATIONS:
    Net investment income                      $    12,425,361     $    24,439,970     $   3,048,516     $   5,219,333
    Net realized gain from security
      transactions                                         413               4,557                 0                 0
                                               ---------------     ---------------     -------------     -------------
       Net increase in net assets resulting
         from operations                            12,425,774          24,444,527         3,048,516         5,219,333
                                               ---------------     ---------------     -------------     -------------
FROM DIVIDENDS:
    Dividends from net investment income           (12,425,361         (24,439,970)       (3,048,516)       (5,219,333)
                                               ---------------     ---------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                 2,017,539,301       4,531,226,098       225,747,941       457,504,060
    Reinvested dividends                             5,978,367          14,989,322         1,265,143         3,045,502
    Net asset value of shares redeemed          (2,041,196,537)     (4,512,227,004)     (218,542,840)     (453,451,052)
                                               ---------------     ---------------     -------------     -------------
       Net increase (decrease) in net
         assets from capital share
         transactions                              (17,678,869)         33,988,416         8,470,244         7,098,510
                                               ---------------     ---------------     -------------     -------------
       Net increase (decrease) in
         net assets                                (17,678,456)         33,992,973         8,470,224         7,098,510
NET ASSETS:
    Beginning of period                            463,970,955         429,977,982       181,841,693       174,743,183
                                               ---------------     ---------------     -------------     -------------
    End of period                              $   446,292,499     $   463,970,955     $ 190,311,937     $ 181,841,693
                                               ===============     ===============     =============     =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                        FOR THE SIX             FOR THE YEAR ENDED
                                                       MONTHS ENDED                DECEMBER 31,                 FOR THE TEN
                                                       JUNE 30, 2000       ---------------------------          MONTHS ENDED
                                                        (UNAUDITED)         1999                1998         DECEMBER 31, 1997
                                                       -------------       --------           --------       -----------------
PERIOD ENDED:
PER SHARE DATA
  Net asset value, beginning of period                    $   1.00         $   1.00           $   1.00           $   1.00
                                                          --------         --------           --------           --------
INVESTMENT ACTIVITIES:
  Net investment income                                     0.0280           0.0464             0.0499             0.0428
                                                          --------         --------           --------           --------
DIVIDENDS:
  Dividends from net investment income                     (0.0280)         (0.0464)           (0.0499)           (0.0428)
                                                          --------         --------           --------           --------
NET ASSET VALUE, END OF PERIOD                            $   1.00         $   1.00           $   1.00           $   1.00
                                                          ========         ========           ========           ========
Total return                                                  2.83%3           4.74%              5.12%              4.28%3

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                  $446,292         $463,971           $429,978           $472,675
    Ratio of expenses to average net assets                    .57%1,2          .56%2              .56%2              .55%1,2
    Ratio of net income to average net assets                 5.62%1           4.66%              5.00%              5.11%2
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     .10%1            .12%               .12%               .12%1



                                                                       FOR THE YEAR ENDED
                                                                      FEBRUARY 28 OR 29,
                                                        ----------------------------------------------
                                                          1997              1996                1995
                                                        --------           --------           --------
PERIOD ENDED:
PER SHARE DATA
  Net asset value, beginning of period                  $   1.00           $   1.00           $   1.00
                                                        --------           --------           --------
INVESTMENT ACTIVITIES:
  Net investment income                                   0.0492             0.0543             0.0426
                                                        --------           --------           --------
DIVIDENDS:
  Dividends from net investment income                   (0.0492)           (0.0543)           (0.0426)
                                                        --------           --------           --------
NET ASSET VALUE, END OF PERIOD                          $   1.00           $   1.00           $   1.00
                                                        ========           ========           ========
Total return                                                5.03%              5.57%              4.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                $416,735           $383,607           $403,211
    Ratio of expenses to average net assets                  .55%1              .56%1              .55%
    Ratio of net income to average net assets               4.93%              5.43%              4.41%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   .14%               .16%               .19%

--------------------------------------------------------------------------------

1 Annualized.
2 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .01%, .00%, .00% and .01% for the six months ended June 30, 2000, and for each of the years or period ended December 31, 1999, 1998, 1997 and the years ended February 28 and 29, 1997, 1996, and
  1995, respectively. The operating expense ratio after reflecting these arrangements was .55% for the six months ended June 30, 2000, the years or period ended December 31, 1999, 1998, 1997 and the years ended February 28 or 29, 1997, 1996 and 1995, respectively.
3 Non-annualized.

                  See Accompanying Notes to Financial Statements.

                                    14 and 15

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                    FOR THE SIX            FOR THE YEAR ENDED
                                                   MONTHS ENDED                 DECEMBER 31,                 FOR THE TEN
                                                   JUNE 30, 2000        ---------------------------          MONTHS ENDED
                                                    (UNAUDITED)           1999               1998         DECEMBER 31, 1997
                                                   -------------        --------           --------       -----------------
PERIOD ENDED:
PER SHARE DATA
  Net asset value, beginning of period                $   1.00          $   1.00           $   1.00           $   1.00
                                                      --------          --------           --------           --------
INVESTMENT ACTIVITIES:
  Net investment income                                 0.0162            0.0267             0.0287             0.0261
                                                      --------          --------           --------           --------
DIVIDENDS:
  Dividends from net investment income                 (0.0162)          (0.0267)           (0.0287)           (0.0261)
                                                      --------          --------           --------           --------
NET ASSET VALUE, END OF PERIOD                        $   1.00          $   1.00           $   1.00           $   1.00
                                                      ========          ========           ========           ========
Total return                                              1.63%3            2.70%              2.92%              2.64%3

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)              $190,312          $181,842           $174,743           $151,173
    Ratio of expenses to average net assets                .57%1,2           .56%2              .55%2              .55%1,2
    Ratio of net income to average net assets             3.25%1            2.68%              2.86%              3.12%2
    Decrease reflected in above operating
      ratios due to waivers/reimbursements                 .11%1             .13%               .14%               .12%1


                                                                  FOR THE YEAR ENDED
                                                                  FEBRUARY 28 OR 29,
                                                   ---------------------------------------------
                                                     1997               1996              1995
                                                   --------            -------           -------
PERIOD ENDED:
PER SHARE DATA
  Net asset value, beginning of period             $   1.00            $  1.00           $  1.00
                                                   --------            -------           -------
INVESTMENT ACTIVITIES:
  Net investment income                              0.0288             0.0326            0.0246
                                                   --------            -------           -------
DIVIDENDS:
  Dividends from net investment income              (0.0288)           (0.0326)          (0.0246)
                                                   --------            -------           -------
NET ASSET VALUE, END OF PERIOD                     $   1.00            $  1.00           $  1.00
                                                   ========            =======           =======
Total return                                           2.92%              3.31%             2.48%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)           $124,191            $96,584           $77,111
    Ratio of expenses to average net assets             .55%1              .56%1             .55%
    Ratio of net income to average net assets          2.88%              3.24%             2.46%
    Decrease reflected in above operating
      ratios due to waivers/reimbursements              .17%               .27%              .27%
--------------------------------------------------------------------------------

1 Annualized.
2 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .00%, .00%, .00% and .01% for the six months ended June 30, 2000, the year or period ended December 31, 1999, 1998, 1997 and the years ended February 28 or 29, 1997 and 1996 and 1995, respectively. The operating expense ratio after reflecting these arrangements was .55% for the six months ended June 30, 2000, the years or period ended December 31, 1999, 1998, 1997 and the years ended February 28 or 29, 1997, 1996 and 1995, respectively.
3 Non-annualized.

See Accompanying Notes to Financial Statements.

                                    16 and 17

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund ("Cash Reserve") and Warburg Pincus New York Tax Exempt Fund ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: Cash Reserve is designed to provide investors with high current income consistent with liquidity and stability of principal; New York Tax Exempt is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York state and New York City municipal obligations in New York Tax Exempt may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on The New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although Cash Reserve may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended June 30, 2000, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Cash Reserve                                   $51,336
           New York Tax Exempt                             22,854

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   CSAM serves as each Fund's investment advisor. CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended June 30, 2000, investment advisory fees and voluntary waivers were as follows:

                                         GROSS                          NET
           FUND                      ADVISORY FEE      WAIVER      ADVISORY FEE
           ----                      ------------      ------      ------------
           Cash Reserve                $553,212       $(91,801)      $461,411
           New York Tax Exempt          234,485        (41,158)       193,327


   BlackRock Institutional Management Corporation ("BIMC") a majority-owned subsidiary of PNC Financial Services Group, serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, BIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended June 30, 2000, sub-investment advisory and administration fees and voluntary waivers were as follows:

                              GROSS SUB-ADVISORY               NET SUB-ADVISORY
                                      AND                             AND
           FUND               ADMINISTRATION FEE    WAIVER    ADMINISTRATION FEE
           ----               ------------------  ----------  ------------------
           Cash Reserve            $553,511       $(137,701)       $415,810
           New York Tax Exempt      234,804         (61,737)        173,067


   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), a wholly-owned subsidiary of CSAM, serves as co-administrator to each Fund. For its administrative services, CSAMSI receives a fee calculated at an annual rate of
 .10% of each Fund's average daily net assets.


   For the period January 1, 2000 through June 30, 2000, co-administrative service fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                   $221,285
           New York Tax Exempt                              93,794


   Provident Distributors, Inc., serves as Distributor of each Fund's shares without compensation. Effective August 1, 2000 CSAMSI will become Distributor for each Fund.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Class shares. Neither Fund currently offers Advisor Class shares.

   Transactions in shares of each Fund were as follows:


                                               CASH RESERVE                           NEW YORK TAX EXEMPT
                                    -----------------------------------       -------------------------------
                                     FOR THE SIX            FOR THE            FOR THE SIX         FOR THE
                                     MONTHS ENDED          YEAR ENDED          MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2000         DECEMBER 31,        JUNE 30, 2000      DECEMBER 31,
                                      (UNAUDITED)             1999             (UNAUDITED)           1999
                                    --------------       --------------       ------------       ------------
Shares Sold                          2,017,539,301        4,531,226,098        225,747,941        457,504,060
Shares issued to shareholders
  on reinvestment of dividends           5,978,367           14,989,322          1,265,143          3,045,502
Shares Redeemed                     (2,041,196,537)      (4,512,227,004)      (218,542,840)      (453,451,052)
                                    -----------------------------------       -------------------------------
Net increase
  (decrease) in
  shares outstanding                   (17,678,869)          33,988,416          8,470,244          7,098,510
                                    ===================================       ===============================

4. CAPITAL LOSS CARRYOVER

   At December 31, 1999, Cash Reserve and New York Tax Exempt have capital loss carryovers of $143,697 and $4,277, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

                                                             YEAR     AMOUNT
                                                             ----     ------
           Cash Reserve                                      2005    $ 15,659
                                                             2006     128,038

           New York Tax Exempt                               2000       4,089
                                                             2002         188

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                               [GRAPHICS OMITTED]

                              WARBURG PINCUS FUNDS

                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) (BULLET) www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPMMF-3-0600